Other-Than-Temporary Loss on Debt and Equity Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Gain (Loss) on Investments [Line Items]
Other-than-temporary loss on debt and equity securities	¥ 729	¥ 1,260	¥ 341